Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, net
Property and equipment, gross	$ 22,410,017	$ 20,354,166
Accumulated depreciation	(14,486,990)	(13,553,552)
Property and equipment, net	7,923,027	6,800,614
Depreciation expenses	2,579,726	2,626,264	$ 3,030,451
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	14,129,811	12,492,343
Leasehold improvements
Property and equipment, net
Property and equipment, gross	5,969,254	5,490,605
Buildings
Property and equipment, net
Property and equipment, gross	593,146	633,646
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,717,806	$ 1,737,572